Employee Benefits - Schedule of Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Benefit obligations, Discount rate	2.75%	3.75%
Benefit obligations, Rate of increase in compensation levels:	3.00%	3.00%
Net periodic benefit cost, Discount rate	3.75%	3.00%
Net periodic benefit cost, Rate of increase in compensation levels:	3.00%	2.73%